Income Taxes	9 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense is comprised of the following:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Current:
Federal	$348,588	$1,814,394	$1,755,393
State	91,108	226,970	336,011
Total Current Tax Expense	439,696	2,041,364	2,091,404
Deferred:
Federal	266,784	(706,857)	(1,025,678)
State	(2,721)	576,774	(107,593)
Total Deferred Tax Expense	264,063	(130,083)	(1,133,271)
Total Income Tax Expense	$703,759	$1,911,281	$958,133

The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Tax At Statutory Income Tax Rate	$903,960	$1,260,263	$952,356
State Tax And Other	(212,308)	10,480	(23,555)
Write-down Of State Deferred Tax Asset	—	625,000	—
Valuation Allowance	12,107	15,538	29,332
Total Income Tax Expense	$703,759	$1,911,281	$958,133

(14)         Income Taxes, Continued

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

	At December 31,	At March 31,
	2012	2012
Deferred Tax Assets:
Deferred Compensation	$528,847	$491,872
Provision For Loan Losses	3,891,083	5,023,701
Other Real Estate Owned	1,452,449	763,796
Net Fees Deferred For Financial Reporting	121,842	126,811
Non-accrual Interest	411,761	412,775
Net Operating Losses	232,837	220,730
Other	61,129	58,467
Total Gross Deferred Tax Assets	6,699,948	7,098,152
Less: Valuation Allowance	(232,837)	(220,730)
Net Deferred Tax Assets	6,467,111	6,877,422
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,576	114,568
Depreciation	362,221	480,812
Other	63,695	73,547
Intangibles	19,292	37,105
Unrealized Gain on Securities Available for Sale	4,548,752	3,999,426
Total Gross Deferred Tax Liability	5,108,536	4,705,458
Net Deferred Tax Asset	$1,358,575	$2,171,964

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2012, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with State net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was $12,107. Net deferred tax assets are included in other assets at December 31, 2012 and March 31, 2012. The Company had state net operating losses of $7.1 million and $6.7 million for the nine months ended December 31, 2012 and the year ended March 31, 2012, respectively.

During the year ended March 31, 2012, the Company wrote down the state deferred tax asset by $625,000 as a result of the Bank’s conversion from a thrift to a state-chartered commercial bank. This is the result of a difference in South Carolina income tax laws for banks versus thrifts. As a result of the conversion, the basis for calculating taxes for South Carolina changed from pre-tax income (which incorporated permanent tax differences) at a rate of 6% to book net income (after applicable federal taxes) at a rate of 4.5%.

Retained earnings at December 31, 2012 included tax bad debt reserves of $2.2 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank, they may be subject to federal income tax at the prevailing corporate tax rate. Tax returns for 2009 and subsequent years are subject to examination by taxing authorities.